Consolidated Statements of Stockholders' Deficit (Parenthetical)	Dec. 24, 2019	May 02, 2018
Statement Of Stockholders Equity [Abstract]
Reverse stock split	1:700	1:500
Reverse stock split ratio	0.00142	0.002